SCHEDULE OF ANTI-DILUTIVE SHARES OF COMMON STOCK EQUIVALENTS (Details) - shares	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock	396,917,451	1,223,938,916	496,942,251	1,261,773,222
Series F Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock
Stock Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock	396,917,451	1,216,845,661
Convertible Notes And Accrued Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock		7,093,255		4,927,561
Convertible Series F Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock	21,147,364,222	16,798,367,179	20,178,158,517	16,336,475,742
Convertible Class F Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares of common stock			496,942,251	1,256,845,661